SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
SHARE CAPITAL AND RESERVES
Number of warrants, beginning	4,807,693	10,984,163
Number of warrants exercised		6,176,470
Number of warrants, ending	4,807,693	4,807,693
Weighted average exercise price, beginning	$ 0.06	$ 0.06
Weighted average exercise price exercised		0.057
Weighted average exercise price, ending	$ 0.06	$ 0.08